Annual Total Returns (Vanguard Utilities Index Fund - ETF Shares ETF) (Vanguard Utilities Index Fund, Vanguard Utilities Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Annual Total Return
2013	14.93%
2012	1.95%
2011	18.91%
2010	6.95%
2009	11.45%
2008	(28.06%)
2007	17.15%
2006	21.58%
2005	14.75%